SUPPLEMENT
                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

              METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                     METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        Supplement dated October 9, 2001


This supplement should be attached to your copy of the prospectus for the variable annuity contracts.

1. Effective immediately, you may invest in the following additional investment portfolios:

MET INVESTORS SERIES TRUST (Class B)

Met/AIM Mid Cap Equity Portfolio
Met/AIM Small Cap Growth Portfolio
State Street Research Concentrated International Portfolio

METROPOLITAN SERIES FUND, INC. (Class B)

MetLife Stock Index Portfolio

2. The following is added to the "Investment Portfolio Expenses" table contained in the fee table in the prospectus:




                                                          Management                      Other        Total Annual
                                                            Fees                        Expenses      Portfolio Expenses
                                                           (after                         (after      (after expense
                                                            fee                           expense     reimbursement and/or
                                                           waivers                       reimburse-     fee waivers
                                                            for          12b-1 Fees/     ment for         for
                                                           certain        Service        certain        certain
                                                          Portfolios)      Fees         Portfolios)     Portfolios)
----------------------------------------------------  ---------------- -------------- ---------------  ---------------
Met Investors Series Trust (Class B) (1)

Met/AIM Mid Cap Equity Portfolio                          0.0%           .25%              .90%            1.15%
Met/AIM Small Cap Growth Portfolio                        0.0%           .25%             1.05%            1.30%
State Street Research Concentrated
         International Portfolio                          0.0%           .25%             1.10%            1.35%

Metropolitan Series Fund, Inc. (Class B)

MetLife Stock Index Portfolio                             .25%           .25%              .03%             .53%

------------------------

(1) Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations (February 12, 2001 with respect to all Portfolios except the Met/AIM Mid Cap Equity Portfolio, Met/AIM Small Cap Growth Portfolio and State Street Research Concentrated International Portfolio for which the date of commencement of operations is October 9, 2001), the total of management fees and other expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: 1.15% for the Met/AIM Mid Cap Equity Portfolio; 1.30% for the Met/AIM Small Cap Growth Portfolio and 1.35% for the State Street Research Concentrated International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements (and including 12b-1 fees), the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be: 3.34% for the Met/AIM Mid Cap Equity Portfolio, 3.49% for the Met/AIM Small Cap Growth Portfolio and 3.54% for the State Street Research Concentrated International Portfolio.

Management fees before waivers are .75% for the Met/AIM Mid Cap Equity Portfolio, .90% for the Met/AIM Small Cap Growth Portfolio, .85% for the State Street Research Concentrated International Portfolio and .40% for the PIMCO Money Market Portfolio.


3.  The following "Examples" are added to the prospectus:

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

CHART 1
                                                                        Time Periods

                                                           1 Year        3 years          5 years     10 years
------------------------------------------------------- ------------- ------------------- ---------- ---------------
MET INVESTORS SERIES TRUST (CLASS B)
         Met/AIM Mid Cap Equity Portfolio                (a)$109.29        (a)$164.51    (a)$212.21   (a)$334.03
                                                         (b)$ 29.29        (b)$ 92.51    (b)$158.21   (b)$334.03
         Met/AIM Small Cap Growth Portfolio              (a)$110.79        (a)$169.09    (a)$219.79   (a)$348.74
                                                         (b)$ 30.79        (b)$ 97.09    (b)$165.79   (b)$348.74
         State Street Research Concentrated
           International Portfolio                       (a)$111.28        (a)$167.49    (a)$215.96   (a)$338.60
                                                         (b)$ 31.28        (b)$ 95.49    (b)$161.96   (b)$338.60
METROPOLITAN SERIES FUND, INC. (CLASS B)

         MetLife Stock Index Portfolio                   (a)$103.10        (a)$143.05    (a)$175.47   (a)$259.18
                                                         (b)$ 23.10        (b)$ 71.05    (b)$121.47   (b)$259.18

CHART 2
                                                                               Time Periods


                                                           1 Year        3 years          5 years     10 years
------------------------------------------------------- ------------- ------------------- ---------- ---------------
MET INVESTORS SERIES TRUST (CLASS B)
         Met/AIM Mid Cap Equity Portfolio                  (a)$116.74       (a)$187.19    (a)$249.56   (a)$405.20
                                                           (b)$ 36.74       (b)$115.19    (b)$195.56   (b)$405.20
         Met/AIM Small Cap Growth Portfolio                (a)$118.22       (a)$191.66    (a)$256.85   (a)$418.74
                                                           (b)$ 38.22       (b)$119.66    (b)$202.85   (b)$418.74
         State Street Research Concentrated
           International Portfolio                         (a)$118.71       (a)$189.31    (a)$251.51   (a)$405.24
                                                           (b)$ 38.71       (b)$117.31    (b)$197.51   (b)$405.24
METROPOLITAN SERIES FUND INC. (CLASS B)
         MetLife Stock Index Portfolio                     (a)$110.59       (a)$165.43    (a)$212.57   (a)$332.09
                                                           (b)$ 30.59       (b)$ 93.43    (b)$158.57   (b)$332.09


METLIFE INVESTORS USA SEPARATE  ACCOUNT A

CHART 1
                                                                               Time Periods


                                                           1 Year        3 years          5 years     10 years
------------------------------------------------------- ------------- ------------------- ---------- ---------------
MET INVESTORS SERIES TRUST (CLASS B)
Met/AIM Mid Cap Equity Portfolio                          (a)$108.30    (a)$160.88        (a)$205.96  (a)$321.34
                                                          (b)$ 28.30    (b)$ 88.88        (b)$151.96  (b)$321.34
Met/AIM Small Cap Growth Portfolio                        (a)$109.79    (a)$165.44        (a)$213.53  (a)$336.09
                                                          (b)$ 29.79    (b)$ 93.44        (b)$159.53  (b)$336.09
State Street Research Concentrated
         International Portfolio                          (a)$110.29    (a)$164.54        (a)$211.11  (a)$329.29
                                                          (b)$ 30.29    (b)$ 92.54        (b)$157.11  (b)$329.29

METROPOLITAN SERIES FUND, INC. (CLASS B)
MetLife Stock Index Portfolio                             (a)$102.09    (a)$140.03        (a)$170.41  (a)$249.00
                                                          (b)$ 22.09    (b)$ 68.03        (b)$116.41  (b)$249.00

CHART 2
                                                                               Time Periods


                                                           1 Year        3 years          5 years     10 years
------------------------------------------------------- ------------- ------------------- ---------- ---------------
MET INVESTORS SERIES TRUST (CLASS B)
Met/AIM Mid Cap Equity Portfolio                          (a)$116.74    (a)$186.46        (a)$248.08  (a)$401.76
                                                          (b)$ 36.74    (b)$114.46        (b)$194.08  (b)$401.76
Met/AIM Small Cap Growth Portfolio                        (a)$118.22    (a)$190.90        (a)$255.32  (a)$415.18
                                                          (b)$ 38.22    (b)$118.90        (b)$201.32  (b)$415.18
State Street Research Concentrated
         International Portfolio                          (a)$118.71    (a)$189.31        (a)$251.51  (a)$405.24
                                                          (b)$ 38.71    (b)$117.31        (b)$197.51  (b)$405.24

METROPOLITAN SERIES FUND, INC. (CLASS B)
MetLife Stock Index Portfolio                             (a)$110.59    (a)$165.43        (a)$212.57  (a)$332.09
                                                          (b)$ 30.59     (b)$93.43        (b)$158.57  (b)$332.09

4. The following information is added to Section 3 - Investment Options in the prospectus:

MET INVESTORS SERIES TRUST (CLASS B)
The following additional portfolios are available under the contract:

Met/AIM Mid Cap Equity Portfolio
Met/AIM Small Cap Growth Portfolio
State Street Research Concentrated
         International Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS B)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors and MetLife Investors USA, is the investment adviser to the portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. The following Class B portfolio is available under the contract:

MetLife Stock Index Portfolio

5.  The following Appendix is added to the prospectus:

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of June 30, 2001. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Each chart presents accumulation unit values based upon which riders you select.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

CHART 1 - Contracts with Annual Step-Up Death Benefit with no additional death benefit riders (total separate account product charges equal 1.65% on an annual basis)



                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period       4/2/2001                $7.790814
     End of Period                                      8.249636
     Number of Accum. Units Outstanding                12.8346

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period       4/2/2001                $13.959185
     End of Period                                      13.867384
     Number of Accum. Units Outstanding                27227.5432

Lord Abbett Growth and Income Sub-Account
     Beginning of Period       4/2/2001                $39.909345
     End of Period                                      42.425456
     Number of Accum. Units Outstanding                49408.3800

MFS Research International Sub-Account

     Beginning of Period       4/2/2001                $8.739526
     End of Period                                      9.094939
     Number of Accum. Units Outstanding                1524.5270

MFS Mid Cap Growth Sub-Account
     Beginning of Period       4/2/2001                $7.615046
     End of Period                                      9.442731
     Number of Accum. Units Outstanding                1801.3740

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period       4/2/2001                $8.579447
     End of Period                                      9.293652
     Number of Accum. Units Outstanding                2403.7311

PIMCO Innovation Sub-Account
     Beginning of Period       4/2/2001                $6.761758
     End of Period                                      7.544094
     Number of Accum. Units Outstanding                14.7878

PIMCO Total Return Sub-Account
     Beginning of Period       4/2/2001                $10.075038
     End of Period                                      10.049132
     Number of Accum. Units Outstanding                9.9247

PIMCO Money Market Sub-Account
     Beginning of Period       4/2/2001                $10.041611
     End of Period                                      10.095373
     Number of Accum. Units Outstanding                1339.6711

Met/Putnam Research Sub-Account
     Beginning of Period       4/2/2001                $8.189120
     End of Period                                      8.945772
     Number of Accum. Units Outstanding                2675.0923


New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period       4/2/2001                $10.196756
     End of Period                                      10.677214
     Number of Accum. Units Outstanding                2107.6946

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period       4/2/2001                $10.163646
     End of Period                                      11.341863
     Number of Accum. Units Outstanding                1613.8712


CHART 2 - Contracts with Compounded-Plus Death Benefit (total separate account product charges equal 1.80% on an annual basis)


                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period       4/2/2001                $7.790426
     End of Period                                      8.246241
     Number of Accum. Units Outstanding                12.8346

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period      4/2/2001                 $13.958495
     End of Period                                      13.861679
     Number of Accum. Units Outstanding                8288.5189

Lord Abbett Growth and Income Sub-Account
     Beginning of Period       4/2/2001                $39.907383
     End of Period                                      42.408044
     Number of Accum. Units Outstanding                6608.0712

MFS Research International Sub-Account
     Beginning of Period       4/2/2001                $8.739093
     End of Period                                      9.091194
     Number of Accum. Units Outstanding                11.4413

MFS Mid Cap Growth Sub-Account
     Beginning of Period      4/2/2001                $7.614667
     End of Period                                      9.438853
     Number of Accum. Units Outstanding                13.1308

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period       4/2/2001                $8.579351
     End of Period                                      9.289836
     Number of Accum. Units Outstanding                11.6544

PIMCO Innovation Sub-Account
     Beginning of Period       4/2/2001                $6.761420
     End of Period                                      7.540981
     Number of Accum. Units Outstanding                14.7878

PIMCO Total Return Sub-Account
     Beginning of Period       4/2/2001                $10.074541
     End of Period                                      10.045005
     Number of Accum. Units Outstanding                9.9247

PIMCO Money Market Sub-Account
     Beginning of Period       4/2/2001                $10.041115
     End of Period                                      10.091226
     Number of Accum. Units Outstanding                9.9589

Met/Putnam Research Sub-Account
     Beginning of Period       4/2/2001                $8.188716
     End of Period                                      8.942098
     Number of Accum. Units Outstanding                12.2103


New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period       4/2/2001                $10.196255
     End of Period                                      10.672832
     Number of Accum. Units Outstanding                9.8062

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period       4/2/2001                $10.163146
     End of Period                                      11.337209
     Number of Accum. Units Outstanding                9.8382


CHART 3 - Contracts with Annual Step-Up Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 1.90% on an annual basis)



                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period       4/2/2001               $7.790167
     End of Period                                     8.243975
     Number of Accum. Units Outstanding                12.8346

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period       4/2/2001               $13.958037
     End of Period                                     13.857880
     Number of Accum. Units Outstanding                267.3955

Lord Abbett Growth and Income Sub-Account
     Beginning of Period       4/2/2001               $39.906073
     End of Period                                     42.396437
     Number of Accum. Units Outstanding                2.5055

MFS Research International Sub-Account
     Beginning of Period       4/2/2001               $8.738807
     End of Period                                     9.088709
     Number of Accum. Units Outstanding                410.2573

MFS Mid Cap Growth Sub-Account
     Beginning of Period       4/2/2001               $7.614414
     End of Period                                     9.436266
     Number of Accum. Units Outstanding                13.1308

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period       4/2/2001               $8.5798068
     End of Period                                     9.287286
     Number of Accum. Units Outstanding                11.6544

PIMCO Innovation Sub-Account
     Beginning of Period       4/2/2001               $6.761195
     End of Period                                     7.538907
     Number of Accum. Units Outstanding                322.0750

PIMCO Total Return Sub-Account
     Beginning of Period       4/2/2001               $10.074208
     End of Period                                     10.042252
     Number of Accum. Units Outstanding                9.9247

PIMCO Money Market Sub-Account
     Beginning of Period       4/2/2001               $10.040784
     End of Period                                     10.088458
     Number of Accum. Units Outstanding                9.9589

Met/Putnam Research Sub-Account
     Beginning of Period       4/2/2001               $8.188447
     End of Period                                     8.939651
     Number of Accum. Units Outstanding                12.2103


New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period       4/2/2001               $10.195919
     End of Period                                     10.669903
     Number of Accum. Units Outstanding                216.1243

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period      4/2/2001                $10.162814
     End of Period                                     11.334108
     Number of Accum. Units Outstanding                276.5588


CHART 4 - Contracts with Compounded-Plus Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 2.05% on an annual basis)


                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period       4/2/2001               $7.789783
     End of Period                                     8.240589
     Number of Accum. Units Outstanding                12.8346

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period       4/2/2001               $13.957349
     End of Period                                     13.852183
     Number of Accum. Units Outstanding                7.1632

Lord Abbett Growth and Income Sub-Account
     Beginning of Period       4/2/2001               $39.904113
     End of Period                                     42.379034
     Number of Accum. Units Outstanding                2.5055

MFS Research International Sub-Account
     Beginning of Period      4/2/2001                $8.738378
     End of Period                                     9.084973
     Number of Accum. Units Outstanding                11.4413

MFS Mid Cap Growth Sub-Account
     Beginning of Period      4/2/2001                $7.614032
     End of Period                                     9.432388
     Number of Accum. Units Outstanding                13.1308

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period       4/2/2001               $8.578646
     End of Period                                     9.283473
     Number of Accum. Units Outstanding                11.6544

PIMCO Innovation Sub-Account
     Beginning of Period       4/2/2001               $6.760856
     End of Period                                     7.535795
     Number of Accum. Units Outstanding                14.7878

PIMCO Total Return Sub-Account
     Beginning of Period       4/2/2001               $10.073711
     End of Period                                     10.038122
     Number of Accum. Units Outstanding                9.9247

PIMCO Money Market Sub-Account
     Beginning of Period       4/2/2001               $10.040289
     End of Period                                     10.084315
     Number of Accum. Units Outstanding                9.9589

Met/Putnam Research Sub-Account
     Beginning of Period       4/2/2001               $8.188043
     End of Period                                     8.935975
     Number of Accum. Units Outstanding                12.2103


New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period       4/2/2001               $10.195418
     End of Period                                     10.665520
     Number of Accum. Units Outstanding                9.8062

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period      4/2/2001                $10.162315
     End of Period                                     11.329455
     Number of Accum. Units Outstanding                9.8382


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE


CHART 1 - Contracts with Annual Step-Up Death Benefit with no additional death benefit riders (total separate account product charges equal 1.65% on an annual basis)


                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period       4/2/2001               $7.790814
     End of Period                                     8.249636
     Number of Accum. Units Outstanding                12.8346

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period       4/2/2001               $13.959185
     End of Period                                     13.867384
     Number of Accum. Units Outstanding                312.0439

Lord Abbett Growth and Income Sub-Account
     Beginning of Period       4/2/2001               $39.909345
     End of Period                                     42.425456
     Number of Accum. Units Outstanding                1637.7598

MFS Research International Sub-Account
     Beginning of Period       4/2/2001               $8.739526
     End of Period                                     9.094939
     Number of Accum. Units Outstanding                11.4413

MFS Mid Cap Growth Sub-Account
     Beginning of Period       4/2/2001               $7.615046
     End of Period                                     9.442731
     Number of Accum. Units Outstanding                13.1308

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period       4/2/2001               $8.579774
     End of Period                                     9.293652
     Number of Accum. Units Outstanding                11.6544

PIMCO Innovation Sub-Account
     Beginning of Period       4/2/2001               $6.761758
     End of Period                                     7.544094
     Number of Accum. Units Outstanding                14.7878

PIMCO Total Return Sub-Account
     Beginning of Period       4/2/2001               $10.075038
     End of Period                                     10.049132
     Number of Accum. Units Outstanding                9.9247

PIMCO Money Market Sub-Account
     Beginning of Period       4/2/2001               $10.041611
     End of Period                                     10.095373
     Number of Accum. Units Outstanding                9.9589

Met/Putnam Research Sub-Account
     Beginning of Period       4/2/2001               $8.189120
     End of Period                                     8.945772
     Number of Accum. Units Outstanding                12.2103


New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period       4/2/2001               $10.196756
     End of Period                                     10.677214
     Number of Accum. Units Outstanding                9.8062

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period       4/2/2001               $10.163646
     End of Period                                     11.341863
     Number of Accum. Units Outstanding                9.8382



CHART 2 - Contracts with Compounded-Plus Death Benefit (total separate account product charges equal 1.80% on an annual basis)

                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period        4/2/2001              $7.790426
     End of Period                                     8.246241
     Number of Accum. Units Outstanding                12.8346

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period       4/2/2001               $13.958495
     End of Period                                     13.861679
     Number of Accum. Units Outstanding                97.4991

Lord Abbett Growth and Income Sub-Account
     Beginning of Period       4/2/2001               $39.907383
     End of Period                                     42.408044
     Number of Accum. Units Outstanding                225.3887

MFS Research International Sub-Account
     Beginning of Period      4/2/2001                $8.739093
     End of Period                                     9.091194
     Number of Accum. Units Outstanding                11.4413

MFS Mid Cap Growth Sub-Account
     Beginning of Period       4/2/2001               $7.614667
     End of Period                                     9.438853
     Number of Accum. Units Outstanding                13.1308

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period       4/2/2001               $8.579351
     End of Period                                     9.289836
     Number of Accum. Units Outstanding                11.6544

PIMCO Innovation Sub-Account
     Beginning of Period       4/2/2001               $6.761420
     End of Period                                     7.540981
     Number of Accum. Units Outstanding                14.7878

PIMCO Total Return Sub-Account
     Beginning of Period       4/2/2001               $10.074541
     End of Period                                     10.045005
     Number of Accum. Units Outstanding                9.9247

PIMCO Money Market Sub-Account

     Beginning of Period       4/2/2001               $10.041115
     End of Period                                     10.091226
     Number of Accum. Units Outstanding                9.9589

Met/Putnam Research Sub-Account
     Beginning of Period       4/2/2001               $8.188716
     End of Period                                     8.942098
     Number of Accum. Units Outstanding                12.2103


New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period       4/2/2001               $10.196255
     End of Period                                     10.672832
     Number of Accum. Units Outstanding                9.8062

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period       4/2/2001               $10.163146
     End of Period                                     11.337209
     Number of Accum. Units Outstanding                9.8382



CHART 3 - Contracts with Annual Step-Up Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 1.90% on an annual basis)



                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period       4/2/2001               $7.790167
     End of Period                                     8.243975
     Number of Accum. Units Outstanding                12.8346

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period       4/2/2001               $13.958037
     End of Period                                     13.857880
     Number of Accum. Units Outstanding                7.1632

Lord Abbett Growth and Income Sub-Account
     Beginning of Period       4/2/2001               $39.906073
     End of Period                                     42.396437
     Number of Accum. Units Outstanding                2.5055

MFS Research International Sub-Account
     Beginning of Period      4/2/2001                $8.738807
     End of Period                                     9.088709
     Number of Accum. Units Outstanding                11.4413

MFS Mid Cap Growth Sub-Account
     Beginning of Period      4/2/2001                $7.614414
     End of Period                                     9.436266
     Number of Accum. Units Outstanding                13.1308

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period       4/2/2001               $8.579068
     End of Period                                     9.287286
     Number of Accum. Units Outstanding                11.6544

PIMCO Innovation Sub-Account
     Beginning of Period       4/2/2001               $6.761195
     End of Period                                     7.538907
     Number of Accum. Units Outstanding                14.7878

PIMCO Total Return Sub-Account
     Beginning of Period       4/2/2001               $10.074208
     End of Period                                     10.042252
     Number of Accum. Units Outstanding                9.9247

PIMCO Money Market Sub-Account
     Beginning of Period       4/2/2001               $10.040784
     End of Period                                     10.088458
     Number of Accum. Units Outstanding                9.9589

Met/Putnam Research Sub-Account
     Beginning of Period      4/2/2001                $8.188447
     End of Period                                     8.939651
     Number of Accum. Units Outstanding                12.2103


New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period       4/2/2001               $10.195919
     End of Period                                     10.669903
     Number of Accum. Units Outstanding                9.8062

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period       4/2/2001               $10.162814
     End of Period                                     11.334108
     Number of Accum. Units Outstanding                9.8382


CHART 4 - Contracts with Compounded-Plus Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 2.05% on an annual basis)

                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period       4/2/2001               $7.789783
     End of Period                                     8.240589
     Number of Accum. Units Outstanding                12.8346

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period       4/2/2001               $13.957349
     End of Period                                     13.852183
     Number of Accum. Units Outstanding                7.1632

Lord Abbett Growth and Income Sub-Account
     Beginning of Period       4/2/2001               $39.904113
     End of Period                                     42.379034
     Number of Accum. Units Outstanding                2.5055

MFS Research International Sub-Account
     Beginning of Period      4/2/2001                $8.738378
     End of Period                                     9.084973
     Number of Accum. Units Outstanding                11.4413

MFS Mid Cap Growth Sub-Account
     Beginning of Period      4/2/2001                $7.614032
     End of Period                                     9.432388
     Number of Accum. Units Outstanding                13.1308

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period      4/2/2001                $8.578646
     End of Period                                     9.283473
     Number of Accum. Units Outstanding                11.6544

PIMCO Innovation Sub-Account
     Beginning of Period      4/2/2001                $6.760856
     End of Period                                     7.535795
     Number of Accum. Units Outstanding                14.7878

PIMCO Total Return Sub-Account
     Beginning of Period       4/2/2001               $10.073711
     End of Period                                     10.038122
     Number of Accum. Units Outstanding                9.9247

PIMCO Money Market Sub-Account
     Beginning of Period       4/2/2001               $10.040289
     End of Period                                     10.084315
     Number of Accum. Units Outstanding                9.9589

Met/Putnam Research Sub-Account
     Beginning of Period       4/2/2001               $8.188043
     End of Period                                     8.935975
     Number of Accum. Units Outstanding                12.2103

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period       4/2/2001               $10.195418
     End of Period                                     10.665520
     Number of Accum. Units Outstanding                9.8062

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period       4/2/2001               $10.162315
     End of Period                                     11.329455
     Number of Accum. Units Outstanding                9.8382

METLIFE INVESTORS USA SEPARATE ACCOUNT A

CHART 1 - Contracts with Principal Protection Death Benefit with no additional death benefit riders (total separate account product charges equal 1.55% on an annual basis)



                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period    3/21/2001                 $8.041634
     End of Period                                     8.251906
     Number of Accum. Units Outstanding                55807.5640

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period    3/21/2001                 $13.963875
     End of Period                                     13.871181
     Number of Accum. Units Outstanding                23738.4829

Lord Abbett Growth and Income Sub-Account
     Beginning of Period   3/21/2001                  $39.123031
     End of Period                                     42.437074
     Number of Accum. Units Outstanding                17215.9233

MFS Research International Sub-Account
     Beginning of Period   3/21/2001                  $8.805686
     End of Period                                     9.097426
     Number of Accum. Units Outstanding                52725.9429

MFS Mid Cap Growth Sub-Account
     Beginning of Period   3/21/2001                  $8.099086
     End of Period                                     9.445323
     Number of Accum. Units Outstanding                46807.3303

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period   3/21/2001                  $8.558733
     End of Period                                     9.296198
     Number of Accum. Units Outstanding                74446.2977

PIMCO Innovation Sub-Account
     Beginning of Period   3/21/2001                  $7.234270
     End of Period                                     7.546175
     Number of Accum. Units Outstanding                25424.2865

PIMCO Total Return Sub-Account
     Beginning of Period   3/21/2001                  $10.161771
     End of Period                                     10.051886
     Number of Accum. Units Outstanding                73998.0200

PIMCO Money Market Sub-Account
     Beginning of Period   3/21/2001                  $10.032441
     End of Period                                     10.098140
     Number of Accum. Units Outstanding                71609.0154

Met/Putnam Research Sub-Account
     Beginning of Period   3/21/2001                  $8.137898
     End of Period                                     8.948223
     Number of Accum. Units Outstanding                44083.7953


New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period   3/21/2001                  $10.000000
     End of Period                                     10.680139
     Number of Accum. Units Outstanding                76358.2354

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period   3/21/2001                  $10.000000
     End of Period                                     11.344963
     Number of Accum. Units Outstanding                34476.3590


CHART 2 - Contracts with Annual Step-Up Death Benefit (total separate account product charges equal 1.65% on an annual basis)



                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period   3/21/2001                  $8.041634
     End of Period                                     8.249636
     Number of Accum. Units Outstanding                35006.5334

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period   3/21/2001                  $13.963875
     End of Period                                     13.867384
     Number of Accum. Units Outstanding                24864.2793

Lord Abbett Growth and Income Sub-Account
     Beginning of Period   3/21/2001                  $39.123031
     End of Period                                     42.425456
     Number of Accum. Units Outstanding                17017.7467

MFS Research International Sub-Account
     Beginning of Period   3/21/2001                  $8.805686
     End of Period                                     9.094939
     Number of Accum. Units Outstanding                16312.0835

MFS Mid Cap Growth Sub-Account
     Beginning of Period   3/21/2001                  $8.099086
     End of Period                                     9.442731
     Number of Accum. Units Outstanding                39098.7886

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period   3/21/2001                  $8.558733
     End of Period                                     9.293652
     Number of Accum. Units Outstanding                42446.6987

PIMCO Innovation Sub-Account
     Beginning of Period   3/21/2001                  $7.234270
     End of Period                                     7.544094
     Number of Accum. Units Outstanding                18237.4151

PIMCO Total Return Sub-Account
     Beginning of Period   3/21/2001                  $10.161771
     End of Period                                     10.049132
     Number of Accum. Units Outstanding                25161.2461

PIMCO Money Market Sub-Account
     Beginning of Period   3/21/2001                  $10.032441
     End of Period                                     10.095373
     Number of Accum. Units Outstanding                12994.2656

Met/Putnam Research Sub-Account
     Beginning of Period   3/21/2001                  $8.137898
     End of Period                                     8.945772
     Number of Accum. Units Outstanding                20937.8825


New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period   3/21/2001                  $10.000000
     End of Period                                     10.677214
     Number of Accum. Units Outstanding                47111.0692

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period   3/21/2001                  $10.000000
     End of Period                                     11.341863
     Number of Accum. Units Outstanding                11264.1743


CHART 3 - Contracts with Compounded-Plus Death Benefit (total separate account product charges equal 1.80% on an annual basis)

                                       and

          Contracts with Principal Protection Death Benefit and Additional Death Benefit - Earnings Preservation Benefit (total separate account product charges equal 1.80% on an annual basis)


                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period   3/21/2001                  $8.041634
     End of Period                                     8.246241
     Number of Accum. Units Outstanding                37856.6919

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period   3/21/2001                  $13.963875
     End of Period                                     13.861679
     Number of Accum. Units Outstanding                8851.9851

Lord Abbett Growth and Income Sub-Account
     Beginning of Period   3/21/2001                  $39.123031
     End of Period                                     42.408044
     Number of Accum. Units Outstanding                8362.3541

MFS Research International Sub-Account
     Beginning of Period   3/21/2001                   $8.805686
     End of Period                                      9.091194
     Number of Accum. Units Outstanding                18367.4047

MFS Mid Cap Growth Sub-Account
     Beginning of Period   3/21/2001                   $8.099086
     End of Period                                      9.438853
     Number of Accum. Units Outstanding                16920.9023

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period   3/21/2001                   $8.558733
     End of Period                                      9.289836
     Number of Accum. Units Outstanding                31195.7526

PIMCO Innovation Sub-Account
     Beginning of Period   3/21/2001                   $7.234270
     End of Period                                      7.540981
     Number of Accum. Units Outstanding                16244.3516

PIMCO Total Return Sub-Account
     Beginning of Period   3/21/2001                   $10.161771
     End of Period                                      10.045005
     Number of Accum. Units Outstanding                34073.8192

PIMCO Money Market Sub-Account
     Beginning of Period   3/21/2001                   $10.032441
     End of Period                                      10.091226
     Number of Accum. Units Outstanding                19513.3400

Met/Putnam Research Sub-Account
     Beginning of Period   3/21/2001                   $8.137898
     End of Period                                      8.942098
     Number of Accum. Units Outstanding                18052.0407


New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period   3/21/2001                   $10.000000
     End of Period                                      10.672832
     Number of Accum. Units Outstanding                31278.5859

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period   3/21/2001                   $10.000000
     End of Period                                      11.337209
     Number of Accum. Units Outstanding                21887.2923


CHART 4 - Contracts with Annual Step-Up Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 1.90% on an annual basis)

                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period   3/21/2001                  $8.041634
     End of Period                                     8.243975
     Number of Accum. Units Outstanding                35425.2084

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period   3/21/2001                  $13.963875
     End of Period                                     13.857880
     Number of Accum. Units Outstanding                2165.7863

Lord Abbett Growth and Income Sub-Account
     Beginning of Period    3/21/2001                 $39.123031
     End of Period                                     42.396437
     Number of Accum. Units Outstanding                6244.1390

MFS Research International Sub-Account
     Beginning of Period    3/21/2001                 $8.805686
     End of Period                                     9.088709
     Number of Accum. Units Outstanding                13171.4103

MFS Mid Cap Growth Sub-Account
     Beginning of Period    3/21/2001                 $8.099086
     End of Period                                     9.436266
     Number of Accum. Units Outstanding                17944.1429

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period    3/21/2001                 $8.558733
     End of Period                                     9.287286
     Number of Accum. Units Outstanding                36976.6066

PIMCO Innovation Sub-Account
     Beginning of Period    3/21/2001                 $7.234270
     End of Period                                     7.538907
     Number of Accum. Units Outstanding                39672.4533

PIMCO Total Return Sub-Account
     Beginning of Period    3/21/2001                 $10.161771
     End of Period                                     10.042252
     Number of Accum. Units Outstanding                14015.1934

PIMCO Money Market Sub-Account
     Beginning of Period    3/21/2001                 $10.032441
     End of Period                                     10.088458
     Number of Accum. Units Outstanding                72191.7691

Met/Putnam Research Sub-Account
     Beginning of Period    3/21/2001                 $8.137898
     End of Period                                     8.939651
     Number of Accum. Units Outstanding                18189.9759


New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period    3/21/2001                 $10.000000
     End of Period                                     10.669903
     Number of Accum. Units Outstanding                42027.1776

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period    3/21/2001                 $10.000000
     End of Period                                     11.334108
     Number of Accum. Units Outstanding                13052.2062


CHART 5 - Contracts with Compounded-Plus Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 2.05% on an annual basis)




                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period    3/21/2001                 $8.041634
     End of Period                                     8.240589
     Number of Accum. Units Outstanding                24174.8681

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period    3/21/2001                 $13.963875
     End of Period                                     13.852183
     Number of Accum. Units Outstanding                12243.6634

Lord Abbett Growth and Income Sub-Account
     Beginning of Period    3/21/2001                 $39.123031
     End of Period                                     42.379034
     Number of Accum. Units Outstanding                14718.5195

MFS Research International Sub-Account
     Beginning of Period    3/21/2001                 $8.805686
     End of Period                                     9.084973
     Number of Accum. Units Outstanding                23071.8211

MFS Mid Cap Growth Sub-Account
     Beginning of Period    3/21/2001                 $8.099086
     End of Period                                     9.432388
     Number of Accum. Units Outstanding                13337.3228

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period    3/21/2001                 $8.558733
     End of Period                                     9.283473
     Number of Accum. Units Outstanding                38408.1961

PIMCO Innovation Sub-Account
     Beginning of Period   3/21/2001                  $7.234270
     End of Period                                     7.535795
     Number of Accum. Units Outstanding                2065.0477

PIMCO Total Return Sub-Account
     Beginning of Period   3/21/2001                  $10.161771
     End of Period                                     10.038122
     Number of Accum. Units Outstanding                17931.7883

PIMCO Money Market Sub-Account
     Beginning of Period   3/21/2001                  $10.032441
     End of Period                                     10.084315
     Number of Accum. Units Outstanding                1617.7375

Met/Putnam Research Sub-Account
     Beginning of Period   3/21/2001                  $8.137898
     End of Period                                     8.935975
     Number of Accum. Units Outstanding                7139.8101


New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period   3/21/2001                  $10.000000
     End of Period                                     10.665520
     Number of Accum. Units Outstanding                32240.8758

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period   3/21/2001                  $10.000000
     End of Period                                     11.329455
     Number of Accum. Units Outstanding                11464.5951


6. "Appendix B - Performance Information" is deleted in its entirety from the prospectus. All performance information is now contained in the Statement of Additional Information.

7.  The  following  is  added  to  the  "Appendix  -  Participating   Investment
Portfolios" in the prospectus:

MET INVESTORS SERIES TRUST (Class B):

The following additional Class B portfolios are available under the contract:

Met/AIM Mid Cap Equity Portfolio

Investment Objective: The Met/AIM Mid Cap Equity Portfolio seeks long-term growth of capital.

Met/AIM Small Cap Growth Portfolio

Investment Objective: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

State Street Research Concentrated International Portfolio

Investment Objective: The State Street Research Concentrated International Portfolio seeks long-term growth of capital.

METROPOLITAN SERIES FUND, INC. (Class B):

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors and MetLife Investors USA, is the investment adviser to the portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. The following Class B portfolio is available under the contract:

MetLife Stock Index Portfolio

Investment Objective: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

8. Except with respect to MetLife Investors Variable Annuity Account Five, all references to the contract in the prospectus also apply to a certificate issued under a group contract.


CL-7113 (9/01)